Leases - Roll-Forward of Right-To-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cost
Balance - Beginning of fiscal year	$ 25,539	$ 21,206
Balance - End of fiscal year	20,973	25,539
Accumulated depreciation
Balance - Beginning of fiscal year	(25,539)	(21,206)
Depreciation of right-of-use assets	8,244	7,743
Balance - End of fiscal year	(20,973)	(25,539)
Net book value
Net book value	20,973	25,539
Offices
Cost
Balance - Beginning of fiscal year	24,655
Balance - End of fiscal year	20,332	24,655
Accumulated depreciation
Balance - Beginning of fiscal year	(24,655)
Balance - End of fiscal year	(20,332)	(24,655)
Net book value
Net book value	20,332	24,655
Vehicles
Cost
Balance - Beginning of fiscal year	884
Balance - End of fiscal year	641	884
Accumulated depreciation
Balance - Beginning of fiscal year	(884)
Balance - End of fiscal year	(641)	(884)
Net book value
Net book value	641	884
Cost
Cost
Balance - Beginning of fiscal year	37,001	27,054
Additions	1,613	6,934
Acquired in business combinations	0	5,160
Modifications to and disposals of lease contracts	(1,992)	(1,863)
Exchange differences	(142)	(284)
Balance - End of fiscal year	36,480	37,001
Accumulated depreciation
Balance - Beginning of fiscal year	(37,001)	(27,054)
Modifications to and disposals of lease contracts	(1,992)	(1,863)
Exchange differences	(142)	(284)
Balance - End of fiscal year	(36,480)	(37,001)
Net book value
Net book value	36,480	37,001
Accumulated depreciation
Cost
Balance - Beginning of fiscal year	(11,462)	(5,848)
Modifications to and disposals of lease contracts	(4,074)	(2,071)
Exchange differences	(125)	(58)
Balance - End of fiscal year	(15,507)	(11,462)
Accumulated depreciation
Balance - Beginning of fiscal year	11,462	5,848
Depreciation of right-of-use assets	8,244	7,743
Modifications to and disposals of lease contracts	(4,074)	(2,071)
Exchange differences	(125)	(58)
Balance - End of fiscal year	15,507	11,462
Net book value
Net book value	$ (15,507)	$ (11,462)